CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,183,647)	$ (307,559)	¥ (2,688,388)	¥ (1,591,756)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities:
Depreciation and amortization	940,482	132,464	1,157,424	855,604
Share-based compensation	181,645	25,584	359,835	434,350
Provision for credit losses	502,185	70,730	346,867	112,013
(Gain) loss from disposal of property and equipment	22,996	3,239	28,788	(5,814)
Changes in fair value of equity investments	10,780	1,518	354	(82,492)
Gain on disposal of equity investments	(100)	(14)		(10,363)
Impairment of equity investments	13,582	1,913	14,940
Changes in fair value of purchase consideration of a business acquisition	14,433	2,033	28,516	9,249
Gain on disposal of a subsidiary	(6,022)	(848)
Changes in fair value of purchase contingent consideration of a business acquisition				(7,034)
Impairment of contract costs			7,270
Impairment of long-lived assets	653,670	92,067	0
Issuance costs expensed for offerings			38,872
Foreign exchange (gain) loss	57,211	8,058	334,629	(37,822)
Deferred income tax	(24,487)	(3,449)	(35,195)	(11,852)
Non-cash operating lease expense	42,617	6,002	72,244	52,648
Changes in operating assets and liabilities:
Accounts receivable	375,242	52,852	827,589	(947,790)
Prepayments and other assets	(216,303)	(30,465)	132,639	30,883
Amounts due from related parties	(13,007)	(1,832)	(39,581)	(2,075)
Accounts payable	(621,327)	(87,512)	(585,424)	593,410
Accrued expenses and other liabilities	183,381	25,829	251,751	(91,018)
Operating lease liabilities	(37,401)	(5,268)	(43,701)	(31,791)
Amounts due to related parties	(73,522)	(10,355)	(15,192)	2,064
Income tax payable	8,522	1,200	(5,263)	20,717
Net cash (used in) generated from operating activities	(169,070)	(23,813)	188,974	(708,869)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases and prepayments of property and equipment	(1,958,759)	(275,886)	(1,418,634)	(723,285)
Disposal of property and equipment	12,310	1,734	34,635	8,319
Purchases of intangible assets	(5,979)	(842)	(18,774)	(12,106)
Purchases of short-term investments	(550,151)	(77,487)	(2,549,508)	(2,568,325)
Proceeds from maturities of short-term investments	1,830,492	257,819	4,043,262	2,720,186
Acquisition of equity investments	(12,070)	(1,700)	(63,356)	(52,493)
Disposal of equity investments	2,647	373		63,476
Acquisition of business, net of cash acquired			(157,484)	139,350
Asset-related government grants received	4,372	616	99,571	3,255
Disposal of a subsidiary	3,952	557	(2,577)
Net cash used in investing activities	(673,186)	(94,816)	(32,865)	(421,623)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of long-term bank loan				(74,351)
Proceeds from Long-term bank loan	100,000	14,085
Repayments of short-term bank loans	(963,000)	(135,636)	(1,375,325)	(496,707)
Proceeds from short-term bank loans	1,164,396	164,002	936,658	1,540,166
Settlement of share-based awards			(43,981)
Acquisition of non-controlling interests	(100,000)	(14,085)
Principal repayments of financing leases	(13,308)	(1,874)
Payments of offering costs			(25,338)
Settlements and modifications of financial liabilities arising from business combinations	(577,809)	(81,383)
Capital contribution from non-controlling interests			2,143
Proceeds from loans due to related parties	900,000	126,763	300,000	1,192,455
Repayments of loans due to related parties	(741,978)	(104,506)	(755,719)
Proceeds from exercise of options	3,847	542	17,801	50,924
Repurchases of ordinary shares			(208,385)
Net cash generated from (used in) financing activities	(227,852)	(32,092)	(1,152,146)	2,212,487
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	25,863	3,643	73,142	(50,048)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(1,044,245)	(147,078)	(996,037)	1,081,995
Cash, cash equivalents, and restricted cash at beginning of year	3,533,726	497,715	4,456,621	3,424,674
Cash, cash equivalents, and restricted cash at end of year	2,489,481	350,637	3,533,726	4,456,621
Supplemental disclosures of cash flow information:
Restricted cash	234,194	32,986	114,560	239,093
Income taxes paid	33,923	4,778	64,932	6,874
Interest expense paid	96,730	13,624	130,322	45,844
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	458,978	64,646	120,530	759,391
Purchase consideration included in accrued expenses and other liabilities	678,732	95,597	1,208,985	1,328,508
Consideration for acquisition of non-controlling interests included in accrued expenses and other liabilities	¥ 352,483	$ 49,646
Offering costs included in accrued expenses and other liabilities			¥ 13,534
Non-cash acquisition of business				¥ 3,617,083